CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 140,587	¥ 966,605	¥ 1,371,783	¥ 1,116,398
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustment	1,125	7,737	(17,979)	29,356
Unrealized losses on available-for-sale investments	(351)	(2,414)	(411)
Comprehensive income	$ 141,361	¥ 971,928	¥ 1,353,393	¥ 1,145,754